Stockholders' Equity of Identiv (Tables)	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Summary of Outstanding Warrants Issued By Company

Below is the summary of outstanding warrants issued by the Company as of March 31, 2015:

Warrant Type	Warrants Outstanding	Weighted Average Exercise Price	Issue Date	Expiration Date
Consultant Warrant	85,000	$10.70	August 13, 2014	August 13, 2019
Opus Warrant	100,000	9.90	March 31, 2014	March 31, 2019
2013 Private Placement Warrant	186,878	10.00	August 14, 2013	August 14, 2017
2010 Private Placement Warrant	369,169	26.50	November 14, 2010	November 14, 2015
Total	741,047

Summary of Activity under Stock-Based Compensation Plans

A summary of activity for the Company’s stock option plans for the three months ended March 31, 2015 follows:

	Number Outstanding	Average Exercise Price per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Balance at December 31, 2014	897,115	$12.09		$3,425,558
Granted	—	—
Cancelled or Expired	(24,388)	15.80
Exercised	(688)	8.00
Balance at March 31, 2015	872,039	$11.99	7.24	$374,867
Vested or expected to vest at March 31, 2015	799,420	$12.25	6.99	$339,349
Exercisable at March 31, 2015	406,673	$15.11	5.45	$144,478

Summary Information about Options Outstanding

The following table summarizes information about options outstanding as of March 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$5.20 - $8.40	179,175	7.94	$6.49	86,383	$6.94
$8.41 - $8.80	256,625	8.93	8.80	65,375	8.80
$8.81 - $11.30	174,976	8.89	10.84	18,655	10.06
$11.31 - $24.00	177,800	4.53	14.75	153,385	14.88
$24.01 - $43.40	83,463	1.93	30.17	82,875	30.20
$5.20 - $43.40	872,039	7.24	11.99	406,673	15.11

Summary of Restricted Stock Unit Activity

The following is a summary of equity award activity for restricted stock and restricted stock unit (“RSU”) activity for the three months ended March 31, 2015:

	Number Outstanding	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Balance at December 31, 2014	542,342	$15.05		$—
Granted	264,000	12.49
Vested	(39,921)	10.04
Forfeited	(22,000)	10.57
Balance at March 31, 2015	744,421	$13.34	1.65	$6,387,133

Stock-Based Compensation Expense

The following table illustrates all stock-based compensation expense related to stock options and RSUs included in the condensed consolidated statements of operations for the three months ended March 31, 2015 and 2014 (in thousands):

	Three Months Ended
	March 31,
	2015	2014
Cost of revenue	$29	$5
Research and development	69	18
Selling and marketing	239	51
General and administrative	869	126
Total	$1,206	$200

Summary of Common Stock Reserved For Future Issuance

Common stock reserved for future issuance as of March 31, 2015 was as follows:

Exercise of outstanding stock options and vesting of RSU's	1,616,460
ESPP	293,888
Shares of common stock available for grants under the 2011 Plan	139,380
Noncontrolling interest in Bluehill AD	10,355
Warrants to purchase common stock	741,047
Contingent consideration for idOnDemand	321,429
Total	3,122,559